Lease Liabilities - Schedule of Carring Amount and Movements of Lease Liabilities (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	$ 6,244,222	$ 5,245,442	$ 5,245,442
New leases	1,450,084		1,422,168
Interest expense	757,618	526,566	762,872
Write-offs	(1,850)
Payment of leases	(1,139,828)		(1,186,260)
Ending balance	7,310,246		6,244,222
Building
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	6,031,621	5,092,225	5,092,225
New leases	1,354,571		1,282,448
Interest expense	725,331		728,878
Payment of leases	(1,011,129)		(1,071,930)
Ending balance	7,100,394		6,031,621
Transportation Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	89,459	47,234	47,234
New leases	66,114		63,778
Interest expense	14,305		9,689
Write-offs	(1,850)
Payment of leases	(39,970)		(31,242)
Ending balance	128,058		89,459
Store Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	123,142	$ 105,983	105,983
New leases	29,399		75,942
Interest expense	17,982		24,305
Payment of leases	(88,729)		(83,088)
Ending balance	$ 81,794		$ 123,142